Stock Incentive Plan - Summary of the Status of Stock Options Under the Stock Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of Shares, Beginning Balance	2,181,668	3,602,000	4,211,000
Number of Shares, Granted
Number of Shares, Exercised	(591,157)	(403,000)	(365,000)
Number of Shares, Forfeited or expired	(115,671)	(1,017,000)	(244,000)
Number of Shares, Ending Balance	1,474,840	2,181,668	3,602,000
Number of Shares, Exercisable	1,462,370	1,995,000	2,638,000
Weighted Average Exercise Price, Beginning Balance	$ 0.53	$ 0.54	$ 0.54
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised	0.52	0.52	0.50
Weighted Average Exercise Price, Forfeited or expired	0.57	0.57	0.64
Weighted Average Exercise Price, Ending Balance	0.53	0.53	0.54
Weighted Average Exercise Price, Exercisable	$ 0.52	$ 0.52	$ 0.50
Weighted Average Remaining Contractual Term, Outstanding	5 years 1 month 6 days	5 years 10 months 24 days	6 years 10 months 24 days	6 years 9 months 18 days
Weighted Average Remaining Contractual Term, Exercised	5 years 2 months 12 days	5 years 2 months 12 days	6 years 4 months 24 days
Weighted Average Remaining Contractual Term, Forfeitures or expired	5 years 6 months	6 years 1 month 6 days	6 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	5 years 1 month 6 days	5 years 9 months 18 days	6 years 8 months 12 days
Intrinsic Value of Outstanding Options, Beginning Balance	$ 5,572,988	$ 4,088	$ 4,431
Intrinsic Value of Outstanding Options, Exercised	7,287,806	468	397
Intrinsic Value of Outstanding Options, Forfeiture or expired	0
Intrinsic Value of Outstanding Options, Ending Balance	18,173,257	5,572,988	4,088
Intrinsic Value of Outstanding Options, Exercisable	$ 18,024,597	$ 5,116	$ 3,069
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of Shares, Beginning Balance	2,182,000
Number of Shares, Ending Balance		2,182,000
Weighted Average Exercise Price, Beginning Balance	$ 0.53
Weighted Average Exercise Price, Ending Balance		$ 0.53
Weighted Average Remaining Contractual Term, Outstanding		5 years 10 months 24 days
Intrinsic Value of Outstanding Options, Beginning Balance	$ 5,573
Intrinsic Value of Outstanding Options, Ending Balance		$ 5,573